Segment reporting	6 Months Ended
Jun. 30, 2025
Segment reporting
Segment reporting

5. Segment reporting

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group is derived from the business of discovery, development and commercialization of pharmaceutical products. Income primarily relates to research services provided to a pharmaceutical company and the fair value of services received from Neurosterix Group at zero cost (notes 10 and 21).

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Collaborative research funding	—	115,277	—	348,757
Fair value of services received at zero cost from Neurosterix Group	34,505	—	105,560	—
Other service income	1,870	—	1,870	1,430
Total	36,375	115,277	107,430	350,187

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Indivior PLC	—	115,277	—	348,757
Neurosterix Group	34,505	—	105,560	—
Other counterparties	1,870	—	1,870	1,430
Total	36,375	115,277	107,430	350,187

For more detail, refer to note 16 “Revenue from contract with customer” and note 17 “Other income”.

The geographical allocation of long-lived assets is detailed as follows:

	June 30,	December 31,
	2025	2024
Switzerland	5,848,099	7,136,602
France	336	338
Total	5,848,435	7,136,940

The geographical analysis of operating costs is as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Switzerland	765,310	1,010,390	1,439,158	2,031,464
United States of America	2,840	2,371	5,155	4,017
France	1,123	1,832	2,277	2,114
Total operating costs (note 18)	769,273	1,014,593	1,446,590	2,037,595

The capital expenditure is nil for the three-month and six-month periods ended June 30, 2024 and 2025 respectively.